UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony International Equity Fund
Portfolio of Investments	June 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.4%
	COMMON STOCKS – 99.4%
	Airlines – 0.5%
3,667	Lufthansa AG, (2)	$ 83,569
	Automobiles – 4.2%
1,997	Ferrari NV, (2)	171,844
15,527	Fiat Chrysler Automobiles NV, (2), (3)	164,036
8,931	Peugeot SA, (2)	177,992
2,008	Renault SA, (2)	181,674
	Total Automobiles	695,546
	Banks – 7.8%
26,030	Bank Hapoalim BM, (2)	175,525
38,459	Bank Leumi le-Israel B.M, (2)	186,853
20,246	HSBC Holdings PLC, (2)	187,923
9,668	Itau Unibanco Holding SA, Sponsored ADR	106,831
2,630	KBC Group NV, (2)	199,404
138,238	Lloyds Banking Group PLC, (2)	119,130
2,210	Royal Bank of Canada	160,467
2,833	Toronto-Dominion Bank	142,764
	Total Banks	1,278,897
	Biotechnology – 1.4%
2,113	CSL Limited, (2)	224,252
	Building Products – 1.0%
4,000	Asahi Glass Company Limited, (2)	168,931
	Capital Markets – 2.1%
29,300	Nomura Securities Company, (2)	176,692
71,772	Reinet Investments SA, (2)	161,662
	Total Capital Markets	338,354
	Chemicals – 8.6%
2,759	BASF AG, (2)	256,060
2,209	Covestro AG, 144A, (2)	160,139
5,800	Hitachi Chemical Company, Ltd., (2)	173,888
22,900	Mitsubishi Chemical Holdings Corporation, (2)	190,797
33,000	Mitusi Chemicals, (2)	175,737
1,000	Shin-Etsu Chemical Company Limited, (2)	91,013
1,394	Solvay SA, (2)	187,090
NUVEEN      1

Nuveen Symphony International Equity Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Chemicals (continued)
17,000	Tosoh Corporation, (2)	$ 175,206
	Total Chemicals	1,409,930
	Construction & Engineering – 3.2%
1,123	Compagnie d'Entreprises, (2)	159,122
19,000	Taisei Corporation, (2)	173,784
2,193	Vinci S.A, (2)	187,066
	Total Construction & Engineering	519,972
	Distributors – 1.0%
4,900	Jardine Cycle & Carriage Limited, (2)	157,763
	Diversified Financial Services – 0.8%
8,700	Orix Corporation, (2)	135,371
	Diversified Telecommunication Services – 3.3%
4,400	Nippon Telegraph and Telephone Corporation, (2)	207,698
5,086	PT Telekomunikasi Indonesia, Sponsored ADR	171,246
21,392	Telekom Austria AG, (2)	168,450
	Total Diversified Telecommunication Services	547,394
	Electric Utilities – 1.4%
28,367	Iberdrola SA, (2)	224,792
	Electrical Equipment – 1.4%
9,009	ABB Limited, (2)	223,613
	Energy Equipment & Services – 0.5%
5,335	Tenaris SA, (2)	83,299
	Equity Real Estate Investment Trust – 1.8%
13,269	Land Securities Group PLC, (2)	175,186
15,000	Link REIT, (2)	114,106
	Total Equity Real Estate Investment Trust	289,292
	Food & Staples Retailing – 1.9%
29,670	Distribuidora Internacional de Alimentacion SA, (2), (3)	185,152
41,125	William Morrison Supermarkets PLC, (2)	129,167
	Total Food & Staples Retailing	314,319
	Food Products – 3.0%
1,824	Nestle SA, (2)	159,085
183,500	WH Group Limited, 144A, (2)	185,293
60,800	Wilmar International Limited, (2)	147,887
	Total Food Products	492,265
	Gas Utilities – 2.1%
23,000	Toho gas Co Limited, (2)	167,533
2      NUVEEN

Shares	Description (1)	Value
	Gas Utilities (continued)
35,000	Tokyo Gas Company Limited, (2)	$ 182,304
	Total Gas Utilities	349,837
	Health Care Equipment & Supplies – 1.2%
3,900	Hoya Corporation, (2)	203,039
	Hotels, Restaurants & Leisure – 3.6%
10,284	Aristicrat Leisure Limited, (2)	178,293
1,990	Carnival Corporation, (2)	131,586
140,600	Genting Singapore PLC, (2)	110,774
1,593	Paddy Power Betfair PLC	170,063
	Total Hotels, Restaurants & Leisure	590,716
	Household Products – 0.8%
6,000	Lion Corporation, (2)	124,451
	Independent Power & Renewable Electricity Producers – 1.9%
6,817	Endesa SA Chile, ADR	154,337
8,433	Uniper SE, (2)	158,458
	Total Independent Power & Renewable Electricity Producers	312,795
	Industrial Conglomerates – 2.0%
17,000	CK Hutchison Holdings Limited, (2)	213,342
5,026	Koc Holding AS, ADR, (2)	115,429
	Total Industrial Conglomerates	328,771
	Insurance – 7.2%
1,448	Allianz AG ORD Shares, (2)	285,751
5,104	ASR Nederland N.V	172,117
29,607	CGNU PLC, (2)	203,085
7,788	Manulife Financial Corporation	145,995
934	Muenchenener Rueckver AG, (2)	188,997
5,100	NN Group NV, (2)	180,964
	Total Insurance	1,176,909
	Internet Software & Services – 1.5%
20,914	Auto Trader Group PLC, 144A, (2)	103,553
2,700	mixi, Inc., (2)	150,253
	Total Internet Software & Services	253,806
	IT Services – 1.1%
25,000	Fujitsu Limited, (2)	184,907
	Life Sciences Tools & Services – 1.6%
674	ICON plc, (3)	65,911
875	Lonza AG, (2)	189,539
	Total Life Sciences Tools & Services	255,450
NUVEEN      3

Nuveen Symphony International Equity Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Machinery – 1.1%
7,300	Hitachi Construction Machinery Co., Ltd., (2), (3)	$ 183,640
	Media – 2.0%
43,438	Mediaset SpA, (2)	171,134
2,530	Telenet Group Holding NV, (2), (3)	159,377
	Total Media	330,511
	Metals & Mining – 1.5%
5,516	Anglo American PLC, (2)	73,692
11,323	BHP Billiton PLC, (2)	173,477
	Total Metals & Mining	247,169
	Multi-Utilities – 0.7%
6,108	RWE AG, (2)	122,012
	Paper & Forest Products – 1.1%
6,546	UPM-Kymmene Corporation, (2)	186,657
	Personal Products – 1.6%
4,752	Unilever NV, (2)	257,168
	Pharmaceuticals – 5.5%
2,269	Novartis AG, (2)	189,522
274	Roche Holdings AG, (2)	70,011
3,047	Sanofi-Synthelabo, SA, (2)	291,963
3,400	Shionogi & Company Limited, (2)	189,577
2,296	UCB SA, (2)	157,910
	Total Pharmaceuticals	898,983
	Professional Services – 1.1%
10,800	Recruit Holdings Company Limited, (2)	185,867
	Real Estate Management & Development – 5.1%
10,000	Cheung Kong Property Holdings Limited, (2)	78,253
6,100	Hulic Company Limited, (2)	62,469
44,500	Kerry Properties Limited, (2)	151,094
57,000	New World Development Company, Limited, (2)	72,253
96,000	Shimao Property Holdings Limited, (2)	164,194
12,000	Sun Hung Kai Properties Limited, (2)	176,282
17,000	Wheelock and Company Limited, (2)	128,224
	Total Real Estate Management & Development	832,769
	Road & Rail – 1.1%
2,177	Canadian National Railways Company	176,638
	Software – 3.9%
3,000	Konoami Corporation, (2)	166,997
2,172	NICE Ltd., (2)	171,124
4      NUVEEN

Shares	Description (1)	Value
	Software (continued)
600	Nintendo Co., Ltd., (2)	$200,875
1,728	UbiSoft Entertainment S.A, (2), (3)	98,100
	Total Software	637,096
	Specialty Retail – 1.5%
152,600	Chow Tai Fook Jewellery Company Limited, (2)	161,677
17,287	JD Sports Fashion PLC, (2)	78,743
	Total Specialty Retail	240,420
	Trading Companies & Distributors – 5.5%
13,300	Itochu Corporation, (2)	198,023
23,700	Marubeni Corporation, (2)	153,544
8,800	Mitsubishi Corporation, (2)	184,985
12,900	Mitsui & Company Limited, (2)	184,674
13,600	Sumitomo Corporation, (2)	177,346
	Total Trading Companies & Distributors	898,572
	Wireless Telecommunication Services – 0.8%
14,916	Mobile Telesystems SA, Sponsored ADR	124,996
	Total Long-Term Investments (cost $14,386,507)	16,290,738

Shares	Description (1),(4)	Value
	SHORT-TERM INVESTMENTS – 0.4%
	INVESTMENT COMPANIES – 0.4%
60,380	BlackRock Liquidity Funds T-Fund Portfolio	$ 60,380
	Total Short-Term Investments (cost $60,380)	60,380
	Total Investments (cost $14,446,887) – 99.8%	16,351,118
	Other Assets Less Liabilities – 0.2%	36,116
	Net Assets – 100%	$ 16,387,234
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
NUVEEN      5

Nuveen Symphony International Equity Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,591,365	$14,699,373	$ —	$16,290,738
Short-Term Investments:
Investment Companies	60,380	—	—	60,380
Total	$1,651,745	$14,699,373	$ —	$16,351,118
The table below presents the transfers in and out of the three valuation levels for the following Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$170,063	$ —	$ —	$(170,063)	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2017, the cost of investments was $14,449,516.
Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2017, were as follows:
Gross unrealized:
Appreciation	$2,111,100
Depreciation	(209,498)
Net unrealized appreciation (depreciation) of investments	$1,901,602
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
6      NUVEEN

Nuveen Symphony Large-Cap Growth Fund
Portfolio of Investments	June 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.5%
	COMMON STOCKS – 99.5%
	Aerospace & Defense – 3.3%
10,975	Boeing Company	$2,170,306
5,228	Huntington Ingalls Industries Inc.	973,244
6,021	Lockheed Martin Corporation	1,671,490
	Total Aerospace & Defense	4,815,040
	Airlines – 1.2%
27,007	Southwest Airlines Co.	1,678,215
	Auto Components – 0.3%
6,338	Adient PLC	414,378
	Banks – 0.5%
19,988	Citizens Financial Group Inc.	713,172
	Beverages – 1.8%
3,052	Constellation Brands, Inc., Class A	591,264
9,249	Molson Coors Brewing Company, Class B	798,559
10,487	PepsiCo, Inc.	1,211,143
	Total Beverages	2,600,966
	Biotechnology – 5.4%
17,704	AbbVie Inc.	1,283,717
10,673	Amgen Inc.	1,838,211
4,215	Biogen Inc., (2)	1,143,782
3,865	BioMarin Pharmaceutical Inc., (2)	351,019
7,873	Celgene Corporation, (2)	1,022,467
15,889	Gilead Sciences, Inc.	1,124,623
1,071	Regeneron Pharmaceuticals, Inc., (2)	526,011
4,765	Vertex Pharmaceuticals Inc., (2)	614,066
	Total Biotechnology	7,903,896
	Building Products – 0.9%
32,766	Masco Corporation	1,251,989
	Capital Markets – 1.6%
17,488	Charles Schwab Corporation	751,284
14,550	Intercontinental Exchange Group, Inc.	959,136
5,820	MSCI Inc., Class A Shares	599,402
	Total Capital Markets	2,309,822
NUVEEN      7

Nuveen Symphony Large-Cap Growth Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Chemicals – 2.3%
9,915	Cabot Corporation	$529,759
10,715	LyondellBasell Industries NV	904,239
2,578	Monsanto Company	305,132
30,775	Valvoline, Inc.	729,983
12,102	Westlake Chemical Corporation	801,273
	Total Chemicals	3,270,386
	Communications Equipment – 1.6%
34,733	Ciena Corporation, (2)	869,020
4,510	F5 Networks, Inc., (2)	573,040
7,025	Palo Alto Networks, Incorporated, (2)	940,015
	Total Communications Equipment	2,382,075
	Construction Materials – 0.6%
10,028	Eagle Materials Inc.	926,788
	Diversified Financial Services – 0.6%
24,089	Voya Financial Inc.	888,643
	Diversified Telecommunication Services – 0.5%
15,980	Verizon Communications Inc.	713,667
	Electronic Equipment, Instruments & Components – 0.6%
23,816	Trimble Navigation Limited, (2)	849,517
	Energy Equipment & Services – 0.4%
10,059	Baker Hughes Incorporated	548,316
	Equity Real Estate Investment Trust – 1.3%
2,921	Equinix Inc.	1,253,576
17,853	Gaming and Leisure Properties Inc.	672,523
	Total Equity Real Estate Investment Trust	1,926,099
	Food & Staples Retailing – 1.9%
15,689	CVS Health Corporation	1,262,337
29,141	Sysco Corporation	1,466,666
	Total Food & Staples Retailing	2,729,003
	Food Products – 1.8%
6,406	Kraft Heinz Company	548,610
16,688	Lamb Weston Holding, Inc.	734,939
14,084	McCormick & Company, Incorporated	1,373,331
	Total Food Products	2,656,880
	Health Care Equipment & Supplies – 4.7%
25,409	Abbott Laboratories	1,235,131
5,596	Becton, Dickinson and Company	1,091,836
16,392	Danaher Corporation	1,383,321
8      NUVEEN

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
12,814	Edwards Lifesciences Corporation, (2)	$1,515,127
22,387	Hologic Inc., (2)	1,015,922
4,154	Zimmer Biomet Holdings, Inc.	533,374
	Total Health Care Equipment & Supplies	6,774,711
	Health Care Providers & Services – 3.4%
7,352	Anthem Inc.	1,383,132
7,190	CIGNA Corporation	1,203,534
12,775	UnitedHealth Group Incorporated	2,368,740
	Total Health Care Providers & Services	4,955,406
	Hotels, Restaurants & Leisure – 2.7%
6,862	Marriott International, Inc., Class A	688,327
6,067	McDonald's Corporation	929,222
40,299	Starbucks Corporation	2,349,835
	Total Hotels, Restaurants & Leisure	3,967,384
	Household Durables – 1.1%
4,223	Mohawk Industries Inc., (2)	1,020,657
9,634	Newell Brands Inc.	516,575
	Total Household Durables	1,537,232
	Household Products – 0.3%
3,467	Spectrum Brands Inc.	433,514
	Industrial Conglomerates – 1.5%
15,859	Honeywell International Inc.	2,113,846
	Insurance – 2.0%
10,827	Lincoln National Corporation	731,689
11,636	Marsh & McLennan Companies, Inc.	907,142
29,290	Progressive Corporation	1,291,396
	Total Insurance	2,930,227
	Internet & Direct Marketing Retail – 5.8%
6,106	Amazon.com, Inc.	5,910,608
1,342	Priceline Group Incorporated, (2)	2,510,238
	Total Internet & Direct Marketing Retail	8,420,846
	Internet Software & Services – 8.5%
7,882	Alphabet Inc., Class A, (2)	7,327,738
33,433	Facebook Inc., Class A Shares, (2)	5,047,714
	Total Internet Software & Services	12,375,452
	IT Services – 4.4%
15,119	Fidelity National Information Services	1,291,163
10,239	Leidos Holdings Inc.	529,254
14,079	MasterCard, Inc.	1,709,894
NUVEEN      9

Nuveen Symphony Large-Cap Growth Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Shares	Description (1)	Value
	IT Services (continued)
15,490	PayPal Holdings, Inc., (2)	$831,348
15,229	Visa Inc.	1,428,176
5,653	WEX, Inc., (2)	589,438
	Total IT Services	6,379,273
	Life Sciences Tools & Services – 0.5%
4,542	Thermo Fisher Scientific, Inc.	792,443
	Machinery – 2.6%
17,545	Donaldson Company, Inc.	798,999
19,600	Fortive Corporation	1,241,660
7,599	Lincoln Electric Holdings Inc.	699,792
11,697	Wabtec Corporation	1,070,276
	Total Machinery	3,810,727
	Media – 4.9%
84,956	Comcast Corporation, Class A	3,306,488
26,738	Lions Gate Entertainment Corporation, Equity, (2)	702,675
9,036	Omnicom Group, Inc.	749,084
22,501	Walt Disney Company	2,390,731
	Total Media	7,148,978
	Oil, Gas & Consumable Fuels – 1.0%
20,667	HollyFrontier Company	567,723
18,134	ONEOK, Inc.	945,869
	Total Oil, Gas & Consumable Fuels	1,513,592
	Personal Products – 1.0%
14,772	Estee Lauder Companies Inc., Class A	1,417,817
	Pharmaceuticals – 1.6%
12,137	Bristol-Myers Squibb Company	676,274
7,919	Eli Lilly and Company	651,734
15,772	Zoetis Incorporated	983,857
	Total Pharmaceuticals	2,311,865
	Road & Rail – 2.4%
26,296	Knight Transportation Inc.	974,267
8,381	Landstar System	717,414
16,665	Union Pacific Corporation	1,814,985
	Total Road & Rail	3,506,666
	Semiconductors & Semiconductor Equipment – 3.3%
9,907	Broadcom Limited	2,308,826
22,660	Inphi Corporation, (2)	777,238
13,213	MA-COM Technology Solutions Holdings Incorporated, (2)	736,889
10      NUVEEN

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
22,679	Mellanox Technologies, Limited, (2)	$ 982,001
	Total Semiconductors & Semiconductor Equipment	4,804,954
	Software – 10.7%
11,786	Adobe Systems Incorporated, (2)	1,667,012
19,223	Broadsoft Inc., (2)	827,550
14,898	Electronic Arts Inc., (2)	1,575,017
12,151	Intuit, Inc.	1,613,774
112,694	Microsoft Corporation	7,767,998
7,210	Oracle Corporation	361,509
13,203	Parametric Technology Corporation, (2)	727,749
9,711	Red Hat, Inc., (2)	929,828
	Total Software	15,470,437
	Specialty Retail – 3.9%
24,102	Home Depot, Inc.	3,697,247
2,356	O'Reilly Automotive Inc., (2)	515,352
8,375	Tiffany & Co.	786,161
8,814	TJX Companies, Inc.	636,106
	Total Specialty Retail	5,634,866
	Technology Hardware, Storage & Peripherals – 5.3%
52,869	Apple, Inc.	7,614,193
	Textiles, Apparel & Luxury Goods – 0.6%
39,560	Under Armour, Inc., (2)	860,826
	Trading Companies & Distributors – 0.7%
32,649	HD Supply Holdings Inc., (2)	1,000,039
	Total Long-Term Investments (cost $96,795,038)	144,354,146

Shares	Description (1),(3)	Value
	SHORT-TERM INVESTMENTS – 0.7%
	INVESTMENT COMPANIES – 0.7%
989,786	BlackRock Liquidity Funds T-Fund Portfolio	$ 989,786
	Total Short-Term Investments (cost $989,786)	989,786
	Total Investments (cost $97,784,824) – 100.2%	145,343,932
	Other Assets Less Liabilities – (0.2)%	(240,947)
	Net Assets – 100%	$ 145,102,985
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from
NUVEEN      11

Nuveen Symphony Large-Cap Growth Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$144,354,146	$ —	$ —	$144,354,146
Short-Term Investments:
Investment Companies	989,786	—	—	989,786
Total	$145,343,932	$ —	$ —	$145,343,932
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2017, the cost of investments was $98,434,466.
Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2017, were as follows:
Gross unrealized:
Appreciation	$48,387,265
Depreciation	(1,477,799)
Net unrealized appreciation (depreciation) of investments	$46,909,466
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
12      NUVEEN

Nuveen Symphony Low Volatility Equity Fund
Portfolio of Investments	June 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Aerospace & Defense – 3.2%
9,394	Boeing Company	$1,857,663
4,060	Huntington Ingalls Industries Inc.	755,810
3,773	Lockheed Martin Corporation	1,047,422
2,956	Northrop Grumman Corporation	758,835
	Total Aerospace & Defense	4,419,730
	Auto Components – 0.4%
8,727	Adient PLC	570,571
	Banks – 6.3%
12,136	BOK Financial Corporation	1,021,002
53,529	Citizens Financial Group Inc.	1,909,915
32,384	Comerica Incorporated	2,371,804
28,364	Hancock Holding Company	1,389,836
11,687	JP Morgan Chase & Co.	1,068,192
10,278	Texas Capital BancShares, Inc., (2)	795,517
	Total Banks	8,556,266
	Beverages – 1.1%
17,021	Molson Coors Brewing Company, Class B	1,469,593
	Biotechnology – 1.6%
5,626	Amgen Inc.	968,966
4,563	Biogen Inc., (2)	1,238,216
	Total Biotechnology	2,207,182
	Building Products – 1.8%
16,269	Gibraltar Industries Inc.	579,990
23,511	Jeld-Wen Holding, Inc., (2)	763,167
27,335	Masco Corporation	1,044,470
	Total Building Products	2,387,627
	Capital Markets – 1.9%
23,731	Charles Schwab Corporation	1,019,484
23,064	Intercontinental Exchange Group, Inc.	1,520,379
	Total Capital Markets	2,539,863
	Chemicals – 2.9%
5,518	Air Products & Chemicals Inc.	789,405
26,406	Dow Chemical Company	1,665,426
17,190	Olin Corporation	520,513
NUVEEN      13

Nuveen Symphony Low Volatility Equity Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Chemicals (continued)
3,567	Praxair, Inc.	$472,806
8,599	Westlake Chemical Corporation	569,340
	Total Chemicals	4,017,490
	Commercial Services & Supplies – 3.0%
12,917	Republic Services, Inc.	823,200
16,382	Waste Connections Inc.	1,055,296
30,933	Waste Management, Inc.	2,268,936
	Total Commercial Services & Supplies	4,147,432
	Distributors – 0.6%
7,283	Pool Corporation	856,262
	Diversified Financial Services – 0.4%
14,488	Voya Financial Inc.	534,462
	Diversified Telecommunication Services – 0.9%
33,367	AT&T Inc.	1,258,937
	Energy Equipment & Services – 0.9%
12,450	Halliburton Company	531,739
31,620	Patterson-UTI Energy, Inc.	638,408
	Total Energy Equipment & Services	1,170,147
	Equity Real Estate Investment Trust – 4.3%
10,973	American Tower Corporation, REIT	1,451,947
26,844	DCT Industrial Trust Inc.	1,434,543
2,143	Equinix Inc.	919,690
27,265	Hospitality Properties Trust	794,775
14,376	Sun Communities Inc.	1,260,632
	Total Equity Real Estate Investment Trust	5,861,587
	Food & Staples Retailing – 0.8%
20,431	Sysco Corporation	1,028,292
	Food Products – 3.1%
18,607	Kraft Heinz Company	1,593,503
28,743	Lamb Weston Holding, Inc.	1,265,842
13,602	McCormick & Company, Incorporated	1,326,331
	Total Food Products	4,185,676
	Health Care Equipment & Supplies – 5.2%
43,872	Abbott Laboratories	2,132,618
4,977	Becton, Dickinson and Company	971,062
16,438	Danaher Corporation	1,387,203
3,500	Teleflex Inc.	727,160
14,098	Zimmer Biomet Holdings, Inc.	1,810,183
	Total Health Care Equipment & Supplies	7,028,226
14      NUVEEN

Shares	Description (1)	Value
	Health Care Providers & Services – 1.0%
8,523	CIGNA Corporation	$ 1,426,665
	Hotels, Restaurants & Leisure – 0.4%
10,396	Starbucks Corporation	606,191
	Household Durables – 0.7%
17,109	Newell Brands Inc.	917,385
	Household Products – 2.3%
31,898	Church & Dwight Company Inc.	1,654,868
10,675	Clorox Company	1,422,337
	Total Household Products	3,077,205
	Industrial Conglomerates – 1.7%
17,525	Honeywell International Inc.	2,335,907
	Insurance – 6.6%
14,665	Ace Limited	2,131,998
14,074	AON PLC	1,871,138
21,753	Marsh & McLennan Companies, Inc.	1,695,864
53,563	Progressive Corporation	2,361,592
7,999	Prudential Financial, Inc.	865,012
	Total Insurance	8,925,604
	Internet & Direct Marketing Retail – 3.3%
2,750	Amazon.com, Inc., (2)	2,662,000
947	Priceline Group Incorporated, (2)	1,771,382
	Total Internet & Direct Marketing Retail	4,433,382
	Internet Software & Services – 3.0%
4,417	Alphabet Inc., Class A, (2)	4,106,397
	IT Services – 8.8%
16,150	DXC Technology Company	1,239,028
21,554	Fidelity National Information Services	1,840,711
57,568	First Data Corporation, Class A Shares, (2)	1,047,738
9,483	Fiserv, Inc., (2)	1,160,150
5,105	International Business Machines Corporation (IBM)	785,302
17,037	MasterCard, Inc.	2,069,144
22,291	PayPal Holdings, Inc., (2)	1,196,358
27,882	Visa Inc.	2,614,774
	Total IT Services	11,953,205
	Life Sciences Tools & Services – 2.0%
12,312	Thermo Fisher Scientific, Inc.	2,148,075
3,453	Waters Corporation, (2)	634,799
	Total Life Sciences Tools & Services	2,782,874
NUVEEN      15

Nuveen Symphony Low Volatility Equity Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Machinery – 2.5%
21,270	Fortive Corporation	$1,347,455
13,165	Ingersoll Rand Company Limited, Class A	1,203,149
9,604	Wabtec Corporation	878,766
	Total Machinery	3,429,370
	Multi-Utilities – 3.0%
52,399	CenterPoint Energy, Inc.	1,434,684
37,012	CMS Energy Corporation	1,711,805
14,594	WEC Energy Group, Inc.	895,780
	Total Multi-Utilities	4,042,269
	Oil, Gas & Consumable Fuels – 3.9%
9,489	Chevron Corporation	989,987
13,243	EOG Resources, Inc.	1,198,756
5,768	Exxon Mobil Corporation	465,651
18,587	ONEOK, Inc.	969,498
13,092	Phillips 66	1,082,578
4,215	Pioneer Natural Resources Company	672,630
	Total Oil, Gas & Consumable Fuels	5,379,100
	Pharmaceuticals – 4.7%
26,749	Johnson & Johnson	3,538,625
29,547	Merck & Company Inc.	1,893,667
30,516	Pfizer Inc.	1,025,033
	Total Pharmaceuticals	6,457,325
	Professional Services – 0.6%
9,411	Verisk Analytics Inc., Class A Shares, (2)	794,006
	Road & Rail – 3.8%
11,535	Landstar System	987,396
12,690	Norfolk Southern Corporation	1,544,373
24,935	Union Pacific Corporation	2,715,671
	Total Road & Rail	5,247,440
	Semiconductors & Semiconductor Equipment – 3.2%
10,642	Broadcom Limited	2,480,118
14,047	KLA-Tencor Corporation	1,285,441
10,218	Xilinx, Inc.	657,222
	Total Semiconductors & Semiconductor Equipment	4,422,781
	Software – 5.2%
13,049	Electronic Arts Inc., (2)	1,379,541
52,827	Microsoft Corporation	3,641,365
39,951	Oracle Corporation	2,003,143
	Total Software	7,024,049
16      NUVEEN

Shares	Description (1)	Value
	Specialty Retail – 3.2%
15,475	Home Depot, Inc.	$2,373,865
4,292	O'Reilly Automotive Inc., (2)	938,832
11,212	Tiffany & Co.	1,052,471
	Total Specialty Retail	4,365,168
	Tobacco – 0.6%
7,315	Philip Morris International	859,147
	Trading Companies & Distributors – 0.7%
5,788	Watsco Inc.	892,510
	Total Long-Term Investments (cost $111,718,363)	135,717,323
	Other Assets Less Liabilities – 0.4%	477,939
	Net Assets – 100%	$ 136,195,262
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$135,717,323	$ —	$ —	$135,717,323
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2017, the cost of investments was $111,973,762.
Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2017, were as follows:
Gross unrealized:
Appreciation	$25,533,767
Depreciation	(1,790,206)
Net unrealized appreciation (depreciation) of investments	$23,743,561
NUVEEN      17

Nuveen Symphony Low Volatility Equity Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust
18      NUVEEN

Nuveen Symphony Mid-Cap Core Fund
Portfolio of Investments	June 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Aerospace & Defense – 1.1%
1,869	Huntington Ingalls Industries Inc.	$ 347,933
	Airlines – 1.9%
4,516	Delta Air Lines, Inc.	242,690
5,844	Southwest Airlines Co.	363,146
	Total Airlines	605,836
	Auto Components – 0.5%
2,642	Adient PLC	172,734
	Banks – 4.2%
5,451	Citizens Financial Group Inc.	194,492
10,572	Fifth Third Bancorp	274,449
21,560	KeyCorp	404,034
6,105	Popular Inc.	254,640
12,637	Regions Financial Corporation	185,006
	Total Banks	1,312,621
	Beverages – 2.1%
891	Constellation Brands, Inc., Class A	172,613
2,175	Dr. Pepper Snapple Group	198,164
3,258	Molson Coors Brewing Company, Class B	281,296
	Total Beverages	652,073
	Biotechnology – 1.4%
2,414	BioMarin Pharmaceutical Inc., (2)	219,239
1,823	Incyte Pharmaceuticals Inc., (2)	229,534
	Total Biotechnology	448,773
	Building Products – 2.0%
5,519	Jeld-Wen Holding, Inc., (2)	179,147
12,260	Masco Corporation	468,454
	Total Building Products	647,601
	Capital Markets – 6.2%
3,981	CBOE Holdings Inc.	363,863
12,035	E*Trade Group Inc., (2)	457,691
5,700	Intercontinental Exchange Group, Inc.	375,744
2,291	Moody's Corporation	278,769
2,431	MSCI Inc., Class A Shares	250,369
NUVEEN      19

Nuveen Symphony Mid-Cap Core Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Capital Markets (continued)
4,469	SEI Investments Company	$ 240,343
	Total Capital Markets	1,966,779
	Chemicals – 3.9%
2,545	Albemarle Corporation	268,599
4,471	Axalta Coating Systems Limited, (2)	143,251
3,570	Cabot Corporation	190,745
1,873	Celanese Corporation, Series A	177,823
9,734	Valvoline, Inc.	230,891
3,510	Westlake Chemical Corporation	232,397
	Total Chemicals	1,243,706
	Commercial Services & Supplies – 1.4%
6,719	Republic Services, Inc.	428,202
	Communications Equipment – 3.0%
9,437	Ciena Corporation, (2)	236,114
1,110	F5 Networks, Inc., (2)	141,036
2,864	Harris Corporation	312,405
1,953	Palo Alto Networks, Incorporated, (2)	261,331
	Total Communications Equipment	950,886
	Construction Materials – 0.9%
3,184	Eagle Materials Inc.	294,265
	Diversified Financial Services – 1.0%
8,739	Voya Financial Inc.	322,382
	Electronic Equipment, Instruments & Components – 1.7%
6,198	Jabil Inc.	180,920
1,500	SYNNEX Corporation	179,940
5,309	Trimble Navigation Limited, (2)	189,372
	Total Electronic Equipment, Instruments & Components	550,232
	Energy Equipment & Services – 2.3%
5,954	Baker Hughes Incorporated	324,553
11,559	Patterson-UTI Energy, Inc.	233,376
4,451	US Silica Holdings Inc.	157,966
	Total Energy Equipment & Services	715,895
	Equity Real Estate Investment Trust – 9.0%
10,388	CareTrust REIT Inc.	192,594
3,341	Crown Castle International Corporation	334,701
5,253	DCT Industrial Trust Inc.	280,720
3,198	Digital Realty Trust Inc.	361,214
758	Equinix Inc.	325,303
6,720	Gaming and Leisure Properties Inc.	253,142
20      NUVEEN

Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
11,033	Hospitality Properties Trust	$321,612
5,108	QTS Realty Trust Inc., Class A Shares	267,302
4,832	UDR Inc.	188,303
9,277	Weyerhaeuser Company	310,780
	Total Equity Real Estate Investment Trust	2,835,671
	Food Products – 1.9%
2,412	Campbell Soup Company	125,786
4,481	Lamb Weston Holding, Inc.	197,343
2,795	McCormick & Company, Incorporated	272,541
	Total Food Products	595,670
	Health Care Equipment & Supplies – 4.0%
3,786	Edwards Lifesciences Corporation, (2)	447,657
4,742	Hologic Inc., (2)	215,192
159	Intuitive Surgical, Inc., (2)	148,724
3,550	Zimmer Biomet Holdings, Inc.	455,820
	Total Health Care Equipment & Supplies	1,267,393
	Health Care Providers & Services – 1.9%
1,317	CIGNA Corporation	220,453
5,853	Envision Healthcare Corporation, (2)	366,807
	Total Health Care Providers & Services	587,260
	Hotels, Restaurants & Leisure – 2.7%
1,170	Dominos Pizza Inc.	247,490
4,544	Marriott International, Inc., Class A	455,809
9,451	The Wendy's Company	146,585
	Total Hotels, Restaurants & Leisure	849,884
	Household Durables – 2.3%
1,634	Mohawk Industries Inc., (2)	394,922
6,126	Newell Brands Inc.	328,476
	Total Household Durables	723,398
	Household Products – 1.1%
2,804	Church & Dwight Company Inc.	145,471
1,670	Spectrum Brands Inc.	208,817
	Total Household Products	354,288
	Insurance – 4.6%
2,869	AON PLC	381,433
2,758	Lincoln National Corporation	186,386
8,289	Progressive Corporation	365,462
2,942	WR Berkley Corporation	203,498
7,041	XL Group Limited	308,396
	Total Insurance	1,445,175
NUVEEN      21

Nuveen Symphony Mid-Cap Core Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Internet & Direct Marketing Retail – 1.2%
2,480	Expedia, Inc.	$ 369,396
	IT Services – 4.1%
3,704	Amdocs Limited	238,760
5,796	Fidelity National Information Services	494,978
14,493	First Data Corporation, Class A Shares, (2)	263,773
4,478	Vantiv Inc., (2)	283,636
	Total IT Services	1,281,147
	Life Sciences Tools & Services – 1.6%
5,953	Agilent Technologies, Inc.	353,072
5,577	Bruker Biosciences Corporation	160,841
	Total Life Sciences Tools & Services	513,913
	Machinery – 6.0%
5,887	Donaldson Company, Inc.	268,094
1,759	Fortive Corporation	111,433
1,489	John Bean Technologies Corporation	145,922
3,392	Lincoln Electric Holdings Inc.	312,369
2,249	Stanley Black & Decker Inc.	316,502
3,633	Timken Company	168,026
3,645	Wabtec Corporation	333,517
12,321	Welbilt Incorporation, (2)	232,251
	Total Machinery	1,888,114
	Media – 0.7%
2,751	Omnicom Group, Inc.	228,058
	Metals & Mining – 0.6%
15,556	Freeport-McMoRan, Inc.	186,828
	Multi-Utilities – 5.1%
5,398	Ameren Corporation	295,109
11,359	CenterPoint Energy, Inc.	311,009
7,782	CMS Energy Corporation	359,917
4,277	DTE Energy Company	452,464
7,795	MDU Resources Group Inc.	204,229
	Total Multi-Utilities	1,622,728
	Oil, Gas & Consumable Fuels – 2.8%
2,738	Concho Resources Inc., (2)	332,749
2,084	EQT Corporation	122,101
8,096	Marathon Oil Corporation	95,938
6,275	ONEOK, Inc.	327,304
	Total Oil, Gas & Consumable Fuels	878,092
22      NUVEEN

Shares	Description (1)	Value
	Road & Rail – 2.2%
3,917	Kansas City Southern Industries	$409,914
7,836	Knight Transportation Inc.	290,324
	Total Road & Rail	700,238
	Semiconductors & Semiconductor Equipment – 3.5%
2,790	Cavium Inc., (2)	173,343
6,418	Inphi Corporation, (2)	220,137
2,733	MA-COM Technology Solutions Holdings Incorporated, (2)	152,420
6,164	Mellanox Technologies, Limited, (2)	266,901
2,890	Microsemi Corporation, (2)	135,252
5,266	Veeco Instruments Inc., (2)	146,658
	Total Semiconductors & Semiconductor Equipment	1,094,711
	Software – 4.6%
5,060	Broadsoft Inc., (2)	217,833
4,058	Electronic Arts Inc., (2)	429,012
2,249	Intuit, Inc.	298,690
2,701	Parametric Technology Corporation, (2)	148,879
3,706	Red Hat, Inc., (2)	354,849
	Total Software	1,449,263
	Specialty Retail – 3.9%
1,989	Burlington Store Inc., (2)	182,968
2,579	Lithia Motors Inc.	243,019
1,368	O'Reilly Automotive Inc., (2)	299,236
2,935	Tiffany & Co.	275,509
786	Ulta Beauty, Inc., (2)	225,849
	Total Specialty Retail	1,226,581
	Textiles, Apparel & Luxury Goods – 1.6%
3,099	Carter's Inc.	275,656
10,342	Under Armour, Inc., (2)	225,042
	Total Textiles, Apparel & Luxury Goods	500,698
	Trading Companies & Distributors – 0.9%
9,229	HD Supply Holdings Inc., (2)	282,684
	Total Long-Term Investments (cost $26,166,415)	31,541,108

Shares	Description (1),(3)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	INVESTMENT COMPANIES – 0.2%
53,515	BlackRock Liquidity Funds T-Fund Portfolio	$ 53,515
	Total Short-Term Investments (cost $53,515)	53,515
	Total Investments (cost $26,219,930) – 100.1%	31,594,623
	Other Assets Less Liabilities – (0.1)%	(25,302)
	Net Assets – 100%	$ 31,569,321
NUVEEN      23

Nuveen Symphony Mid-Cap Core Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$31,541,108	$ —	$ —	$31,541,108
Short-Term Investments:
Investment Companies	53,515	—	—	53,515
Total	$31,594,623	$ —	$ —	$31,594,623
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2017, the cost of investments was $26,275,365.
Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2017, were as follows:
Gross unrealized:
Appreciation	$5,952,020
Depreciation	(632,762)
Net unrealized appreciation (depreciation) of investments	$5,319,258
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
REIT	Real Estate Investment Trust
24      NUVEEN

Nuveen Symphony Small Cap Core Fund
Portfolio of Investments	June 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.6%
	COMMON STOCKS – 98.6%
	Aerospace & Defense – 2.4%
7,649	BWX Technologies, Inc.	$372,889
1,975	Huntington Ingalls Industries Inc.	367,666
	Total Aerospace & Defense	740,555
	Airlines – 0.9%
5,317	Spirit Airline Holdings, (2)	274,623
	Auto Components – 1.0%
4,467	Adient PLC	292,052
	Banks – 9.8%
7,177	Bank of the Ozarks, Inc.	336,386
5,856	Banner Corporation	330,923
8,840	FCB Financial Holdings, Inc., Class A Shares, (2)	422,110
6,427	German American Bancorp, Inc.	219,096
5,499	Hancock Holding Company	269,451
2,764	IberiaBank Corporation	225,266
7,385	Trico Bancshares	259,583
7,697	Western Alliance Bancorporation, (2)	378,692
7,264	Wintrust Financial Corporation	555,260
	Total Banks	2,996,767
	Beverages – 1.1%
1,488	Coca-Cola Bottling Company Consolidated	340,559
	Biotechnology – 1.9%
6,365	Bioverativ, Inc., (2)	382,982
2,530	Eagle Pharmaceuticals Inc., (2)	199,592
	Total Biotechnology	582,574
	Building Products – 2.9%
11,764	Armstrong Flooring, Inc., (2)	211,399
6,720	Gibraltar Industries Inc.	239,568
13,154	Jeld-Wen Holding, Inc., (2)	426,979
	Total Building Products	877,946
	Capital Markets – 2.0%
7,481	LPL Investments Holdings Inc.	317,643
4,720	Piper Jaffray Companies	282,964
	Total Capital Markets	600,607
NUVEEN      25

Nuveen Symphony Small Cap Core Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Chemicals – 4.3%
11,189	AdvanSix, Inc., (2)	$349,544
10,814	Chemours Company	410,067
9,874	GCP Applied Technologies, Inc., (2)	301,157
8,518	Olin Corporation	257,925
	Total Chemicals	1,318,693
	Commercial Services & Supplies – 2.1%
9,894	Waste Connections Inc.	637,371
	Construction & Engineering – 0.9%
6,250	MasTec Inc., (2)	282,188
	Construction Materials – 0.8%
2,695	Eagle Materials Inc.	249,072
	Consumer Finance – 3.3%
28,796	Enova International, Inc., (2)	427,620
15,396	Green Dot Corporation, Class A Shares, (2)	593,208
	Total Consumer Finance	1,020,828
	Containers & Packaging – 0.8%
4,266	Berry Plastics Corporation, (2)	243,205
	Distributors – 1.4%
3,565	Pool Corporation	419,137
	Electrical Equipment – 0.6%
15,449	Babcock & Wilcox Enterprises, Inc, (2)	181,680
	Electronic Equipment, Instruments & Components – 1.2%
3,036	SYNNEX Corporation	364,199
	Energy Equipment & Services – 1.8%
13,021	Patterson-UTI Energy, Inc.	262,894
7,903	US Silica Holdings Inc.	280,477
	Total Energy Equipment & Services	543,371
	Equity Real Estate Investment Trust – 8.3%
20,690	CareTrust REIT Inc.	383,593
6,048	CyrusOne Inc.	337,176
3,705	DCT Industrial Trust Inc.	197,995
14,628	Four Corners Property Trust, Inc.	367,309
10,222	National Storage Affiliates Trust	236,231
3,386	PS Business Parks Inc.	448,273
7,309	STAG Industrial Inc.	201,728
4,270	Sun Communities Inc.	374,436
	Total Equity Real Estate Investment Trust	2,546,741
26      NUVEEN

Shares	Description (1)	Value
	Food & Staples Retailing – 1.3%
13,988	Performance Food Group Company, (2)	$ 383,271
	Food Products – 2.0%
8,246	B&G Foods Inc.	293,558
7,156	Lamb Weston Holding, Inc.	315,150
	Total Food Products	608,708
	Gas Utilities – 1.2%
5,247	Spire, Inc.	365,978
	Health Care Equipment & Supplies – 3.4%
8,020	K2M Group Holdings Inc., (2)	195,367
9,594	Merit Medical Systems, Inc., (2)	366,011
3,958	NuVasive, Inc., (2)	304,450
766	Teleflex Inc.	159,144
	Total Health Care Equipment & Supplies	1,024,972
	Health Care Providers & Services – 0.6%
3,471	HealthSouth Corporation	167,996
	Health Care Technology – 1.0%
17,836	Quality Systems Inc.	306,958
	Hotels, Restaurants & Leisure – 5.0%
14,464	Eldorado Resorts Inc., (2)	289,280
3,065	Marriott Vacations World	360,904
22,941	Penn National Gaming, Inc., (2)	490,937
14,795	Scientific Games Corporation, (2)	386,150
	Total Hotels, Restaurants & Leisure	1,527,271
	Household Products – 0.8%
2,221	WD 40 Company	245,087
	Insurance – 3.4%
6,038	Argo Group International Holdings Inc.	365,903
13,945	United Insurance Holdings Corporation	219,355
9,031	Universal Insurance Holdings Inc.	227,581
4,088	Valdius Holdings Limited	212,453
	Total Insurance	1,025,292
	Internet Software & Services – 2.0%
16,332	Box, Inc., Class A Shares, (2)	297,896
7,242	GoDaddy, Inc., Class A Shares, (2)	307,205
	Total Internet Software & Services	605,101
	IT Services – 2.7%
22,597	Square Inc., (2)	530,126
NUVEEN      27

Nuveen Symphony Small Cap Core Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Shares	Description (1)	Value
	IT Services (continued)
2,896	WEX, Inc., (2)	$ 301,966
	Total IT Services	832,092
	Life Sciences Tools & Services – 1.3%
3,885	Charles River Laboratories International, Inc., (2)	392,968
	Machinery – 3.4%
9,718	Chart Industries, Inc., (2)	337,506
3,741	John Bean Technologies Corporation	366,618
18,052	Welbilt Incorporation, (2)	340,280
	Total Machinery	1,044,404
	Media – 1.6%
4,220	Liberty LiLAC Group, Class A Shares, (2)	91,869
6,505	Nexstar Broadcasting Group, Inc.	388,999
	Total Media	480,868
	Multi-Utilities – 1.2%
7,290	Unitil Corp	352,180
	Oil, Gas & Consumable Fuels – 0.6%
8,682	CVTR Energy Inc.	188,920
	Pharmaceuticals – 1.1%
9,759	Catalent, Inc., (2)	342,541
	Road & Rail – 0.9%
4,050	Genesee & Wyoming Inc., (2)	276,980
	Semiconductors & Semiconductor Equipment – 8.6%
22,524	Axcelis Technologies Inc., (2)	471,878
18,926	Cypress Semiconductor Corporation	258,340
8,950	Inphi Corporation, (2)	306,985
10,224	Integrated Device Technology, Inc., (2)	263,677
7,168	MA-COM Technology Solutions Holdings Incorporated, (2)	399,759
7,252	Microsemi Corporation, (2)	339,394
5,064	Synaptics, Inc., (2)	261,859
11,883	Veeco Instruments Inc., (2)	330,942
	Total Semiconductors & Semiconductor Equipment	2,632,834
	Software – 1.7%
7,063	Take-Two Interactive Software, Inc., (2)	518,283
	Specialty Retail – 1.2%
2,256	Lithia Motors Inc.	212,583
3,762	Monro Muffler Brake, Inc.	157,063
	Total Specialty Retail	369,646
28      NUVEEN

Shares	Description (1)	Value
	Thrifts & Mortgage Finance – 3.1%
5,998	First Defiance Financial Corporation	$315,975
2,318	Meta Financial Group, Inc.	206,302
10,449	PHH Corporation, (2)	143,883
16,924	Radian Group Inc.	276,707
	Total Thrifts & Mortgage Finance	942,867
	Trading Companies & Distributors – 3.0%
4,790	Herc Holdings, Inc., (2)	188,343
11,322	Nexeo Solutions, Incorporated, (2)	93,973
3,093	Watsco Inc.	476,941
2,675	WESCO International Inc., (2)	153,277
	Total Trading Companies & Distributors	912,534
	Total Long-Term Investments (cost $24,444,439)	30,059,919

Shares	Description (1),(3)	Value
	SHORT-TERM INVESTMENTS – 1.5%
	INVESTMENT COMPANIES – 1.5%
461,275	BlackRock Liquidity Funds T-Fund Portfolio	$ 461,275
	Total Short-Term Investments (cost $461,275)	461,275
	Total Investments (cost $24,905,714) – 100.1%	30,521,194
	Other Assets Less Liabilities – (0.1)%	(21,916)
	Net Assets – 100%	$ 30,499,278
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$30,059,919	$ —	$ —	$30,059,919
Short-Term Investments:
Investment Companies	461,275	—	—	461,275
Total	$30,521,194	$ —	$ —	$30,521,194
NUVEEN      29

Nuveen Symphony Small Cap Core Fund (continued)
Portfolio of Investments	June 30, 2017 (Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2017, the cost of investments was $24,911,421.
Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2017, were as follows:
Gross unrealized:
Appreciation	$6,185,720
Depreciation	(575,947)
Net unrealized appreciation (depreciation) of investments	$5,609,773
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
REIT	Real Estate Investment Trust
30      NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: August 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2017